Schedule of Supplemental Balance Sheet Information Related to Operating and Financing Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets, net	$ 3,237	$ 4,073	$ 4,331	$ 199
Right-of-use lease liabilities, current	1,163	1,035	994	44
Right-of-use lease liabilities, noncurrent	2,161	3,037	3,229	305
Total operating lease liabilities	3,324	4,072	4,293	349
Machinery and equipment, gross	610	607	414	417
Accumulated depreciation	(326)	(251)	(223)	(173)
Machinery and equipment, net	284	356	191	244
Current liabilities	69	81	62	72
Noncurrent liabilities	166	216	96	142
Total financing lease liabilities	$ 235	$ 297	$ 158	$ 214
Weighted average remaining lease term, Operating leases (in years)	2 years 4 months 24 days	3 years 2 months 12 days	3 years 4 months 24 days	4 years 3 months 18 days
Weighted average remaining lease term, Financing leases (in years)	3 years 4 months 24 days	3 years 10 months 24 days	2 years 10 months 24 days	3 years 6 months
Operating leases	11.73%	11.80%	11.78%	5.90%
Financing leases	11.98%	12.10%	8.44%	9.14%